restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2020
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2020	2019	2020	2019	2020	2019
THREE-MONTH
Goods and services purchased	$43	$7	$17	$1	$60	$8
Employee benefits expense	10	19	—	2	10	21
	$53	$26	$17	$3	$70	$29
SIX-MONTH
Goods and services purchased	$89	$19	$21	$7	$110	$26
Employee benefits expense	20	34	—	5	20	39
	$109	$53	$21	$12	$130	$65